Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2013
Investments and Fair Value Measurements [Abstract]
Schedule of liabilities measured at fair value

	September 30, 2013 (Unaudited)				December 31, 2012
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
LIABILITIES:
Warrant liability	$—	$—	$609,050	$609,050	$—	$—	$1,616,325	$1,616,325
Total warrant liability	$—	$—	$609,050	$609,050	$—	$—	$1,616,325	$1,616,325

The following table summarizes the liabilities measured at fair value on a recurring basis as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
LIABILITIES:
Warrant liability	$—	$—	$140,550	$140,550
Total warrant liability	$—	$—	$140,550	$140,550

The following table summarizes the liabilities measured at fair value on a recurring basis as of December 31, 2012:

	Level 1	Level 2	Level 3	Total
LIABILITIES:
Warrant liability	$—	$—	$1,616,325	$1,616,325
Total warrant liability	$—	$—	$1,616,325	$1,616,325

Schedule of estimated fair value of the warrant liability

	September 30,	December 31,
	2013	2012
	(Unaudited)
Stock price	$0.90	$1.25
Strike price	$2.50	$2.50
Remaining contractual term (years)	2.3	3.1
Volatility	113.7%	171.9%
Adjusted volatility	99.7%	121.1%
Risk-free rate	0.4%	0.4%
Dividend yield	0.0%	0.0%

	December 31,	December 31,
	2013	2012
Stock price	$0.42	$1.25
Strike price	$2.50	$2.50
Remaining contractual term (years)	2.1	3.1
Volatility	109.6%	216.2%
Adjusted volatility	102.5%	136.4%
Risk-free rate	0.4%	0.4%
Dividend yield	0%	0%